Financial Instruments and Risk Management - Schedule of Financial Commodity Risk Management Contracts (Details)	6 Months Ended
Jun. 30, 2026 Integer $ / shares
WTI Costless Collar [Member] | US$ / bbl [Member] | Q3 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	7,500
Swap Price
Put Price	57.34
Call Price	$ 66.26
WTI Costless Collar [Member] | US$ / bbl [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	7,473
Swap Price
Put Price	59.01
Call Price	$ 72.21
WTI Costless Collar [Member] | US$ / bbl [Member] | Q1 2027 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	7,500
Put Price	$ 67.5
Call Price	$ 84.65
WTI Fixed Price Swap [Member] | US$ / bbl [Member] | Q3 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	3,500
Swap Price	$ 71.28
Put Price
Call Price
WTI Fixed Price Swap [Member] | US$ / bbl [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	674
Swap Price	$ 68.83
Put Price
Call Price
WCS Differential Swap [Member] | US$ / bbl [Member] | Q3 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	14,000
Swap Price	$ (12.8)
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q3 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	24,848
Swap Price	$ 2.3
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q4 2026 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	27,000
Swap Price	$ 2.3
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q1 – Q4 2027 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	27,000
Swap Price	$ 2.93
Put Price
Call Price
AECO Swap [Member] | C$ / GJ [Member] | Q1 – Q4 2028 [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (per day) | Integer	27,000
Swap Price	$ 2.93
Put Price
Call Price